As filed with the Securities and Exchange Commission on October 26, 2001.

                                                      Registration Nos. 33-63935
                                                                        811-5439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                    ---------------------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9

                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 83

                               VARIABLE ACCOUNT D
                                       OF
                        FORTIS BENEFITS INSURANCE COMPANY

                           (Exact Name of Registrant)
                     --------------------------------------

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:

                                 651-738-54000

                     --------------------------------------

                              THOMAS S. CLARK, ESQ.
                              200 Hopmeadow Street
                               Simsbury, CT 06089
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                     --------------------------------------

It is proposed that this filing will become effective (check appropriate box):


        immediately upon filing pursuant to paragraph (b) of Rule 485.
 ----
   X    on November 1, 2001 pursuant to paragraph (b) of Rule 485.
 ----
        60 days after filing pursuant to paragraph (a)(i) of Rule 485.
 ----
        on        pursuant to paragraph (a)(1) of Rule 485.
 ----     --------

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-63935), as filed on April 17, 2001 and declared effective on May 1, 2001.

Supplement to the Prospectus, dated November 1, 2001 is included in Part A of this Post-Effective Amendment.

                       THE TD WATERHOUSE VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                       FORTIS BENEFITS INSURANCE COMPANY
     SUPPLEMENT DATED NOVEMBER 1, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following investment portfolio is added to the list of investment portfolios shown in the second paragraph of the first page of the prospectus:

STRONG MID CAP GROWTH FUND II

Under "Information Concerning Fees and Charges," the table of Portfolio Annual Expenses is revised to include the following information concerning the Strong Mid Cap Growth Fund II:

                                                                                                TOTAL PORTFOLIO
                                                                                                   OPERATING
                                                                INVESTMENT                         EXPENSES
                                                               ADVISORY AND                     (*AFTER EXPENSE
                                                              MANAGEMENT FEE   OTHER EXPENSES   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                                     1.00%            0.20%            1.20%
---------------------------------------------------------------------------------------------------------------

Under "Information Concerning Fees and Charges," the following is added to the "Examples":

If you COMMENCE AN ANNUITY payment option, or whether you DO or DO NOT surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:

 IF ALL AMOUNTS ARE IN ONE PORTFOLIO 1 YEAR 3 YEARS 5 YEARS 10 YEARS
 -------------------------------------------------------------------
 Strong Mid Cap Growth Fund II        $17     $52     $89     $194
 -------------------------------------------------------------------

Under "Appendix C," under "Strong Variable Insurance Funds, Inc.," the following is added after the last paragraph:

STRONG MID CAP GROWTH FUND II

INVESTMENT OBJECTIVE: Seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3316
33-63935

                                     PART C
                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENT AND EXHIBITS

      a. All financial statements are included in Part A and Part B of the Registration Statement.

      b.  Exhibits:

          1. Resolution of the Board of Directors of Fortis Benefits Insurance Company effecting the establishment of Variable Account D (incorporated by reference from Form N-4 of Fortis Benefits and its Variable Account D filed on December 31, 1987, File No. 33-19421).

          2.   Not applicable.

          3. (a) Form of Principal Underwriter and Servicing Agreement (incorporated by reference from Form N-4 registration statement filed by Fortis Benefits and its Variable Account D on January 11, 1994, File No. 33-73986);

               (b) Form of Amendment to Principal Underwriting Agreement (incorporated by reference from Form N-4 Registration Statement filed by Fortis Benefits and its Variable Account D on January 11, 1994, File No. 33-73986);

               (c) Form of Dealer Sales Agreement (incorporated by reference from Form N of Registration Statement of Fortis Benefits filed December 22, 1994, File No. 33-19421);

          4. (a) Form of Combination Fixed and Variable Group Annuity Contract Including Contract Application Form (included as part of the original filing of this Form N-4 Registration Statement filed on November 2, 1995);

               (b) Form of Certificate to be used in connection with Contract filed as Exhibit 4 (a) (included as part of the original filing of this Form N-4 Registration Statement filed on November 2, 1995);

               (c) Form of Combination and Variable Individual Annuity Contract (General Account Fixed Account)(included as part of the original filing of this Form N-4 Registration Statement filed on November 2, 1995);

               (d) Form of IRA Endorsement (included as part of Pre-effective Amendment No. 1 to this Form N-4 Registration Statement filed March 28, 1991);

               (e) Form of Section 403(b) Annuity Endorsement (included as part of Pre-effective Amendment No. 1 to this Form N-4 Registration Statement filed March 28, 1991);

          5. Form of Application (included as part of the original filing of this Form N-4 Registration Statement filed on November 2, 1995).

          6. (a) Articles of Incorporation of Fortis Benefits Insurance Company (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919);

               (b) By-laws of Fortis Benefits Insurance Company (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919);

               (c) Amendment to Articles of Incorporation and Bylaws dated November 21, 1991 (included as part of Post-Effective Amendment No. 1 to this Form N-4 Registration Statement filed March 2, 1992).

               (d) Certificate of Amendment to Bylaws of depositor dated May 1, 1999 (Incorporated by reference from Form 10-K of Fortis Benefits Insurance Company filed March 29, 2000, File No. 33-37576).

          7.   None.

          8.   None.

          9. Opinion and consent of Douglas R. Lowe, Esq., Assistant General Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered (included as part of the original filing of this Form N-4 Registration Statement filed on November 1, 1990).

          10.  (a)  Consent of PricewaterhouseCoopers LLP -- filed herewith.

               (a)(1)  Consent of Ernst & Young LLP -- filed herewith.

               (b)  Copy of Power of Attorney

          11.  Not applicable.

          12.  Not applicable.

          13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21, incorporated by reference to Post-Effective Amendment No. 8 of this N-4 Registration Statement 33-63935 filed with the Commission on April 17, 2001.

          14.  Financial Data Schedule - not applicable.

Item 25.  DIRECTORS AND OFFICERS OF FORTIS BENEFITS

     The directors, executive officers, and, to the extent responsible for variable insurance product operations, other officers of Fortis Benefits are listed below.


Name and Principal
 Business Address                  Offices with Depositor
------------------                 ----------------------


Officer-Directors
-----------------
Robert Brian Pollock (1)           President and Chief Executive Officer

Benjamin Cutler (4)                Executive Vice President - (President Fortis
                                   Health)

Michael John Peninger (3)          Executive Vice President (President - Group
                                   Nonmedical)

Other Directors
---------------

J. Kerry Clayton (1)               Chairman of the Board

Arie Aristide Fakkert (2)

A.W. Feagin (5)

Lesley Silvester (1)

Other Officers
--------------
Larry M. Cains (1)                 Treasurer

(1) Address: Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.
(2) Address: Fortis AMEV, Archmideslaan 10, 3584 BA Utrecht, The
             Netherlands.
(3) Address: 2323 Grand Avenue, Kansas City, MO 64108.
(4) Address: 515 West Wells, Milwaukee, WI 53201.
(5) Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT.

     Variable Accounts C and D of Fortis Benefits Insurance Company are separate accounts of Fortis Benefits. These separate accounts, certain separate accounts assumed from St. Paul Life Insurance Company, and Fortis Series Fund, Inc. may be deemed to be controlled by Fortis Benefits, although Fortis Benefits follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. All of these entities are created under Minnesota law and are the funding media for variable life insurance and annuity contracts issued or assumed by Fortis Benefits.

The chart indicating the persons controlled by or under common control with Fortis Benefits is hereby incorporated by reference from the response to Item 26 in Post-Effective Amendment No. 24 to this Form N-4 registration statement filed on April 28, 1994. Fortis Benefits has no subsidiaries.

Items 27. NUMBER OF CONTRACT OWNERS

        As of October 23, 2001 there were 1,374 Certificate owners.

Item 28.  INDEMNIFICATION

Pursuant to the Principal Underwriter and Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated herein by this reference, Fortis Benefits has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Certificates, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Variable Account D, Fortis Benefits, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Certificates, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3(c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Certificates agree to indemnify Fortis Benefits, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

Also, Fortis Benefit's By-Laws (see Article VI, Section 5 thereof, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Fortis Benefits or the Separate Account pursuant to the foregoing provisions, or otherwise, Fortis Benefits and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Fortis Benefits of expenses incurred or paid by a director, officer or controlling person of Fortis Benefits or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Woodbury Financial Services, Inc. is the principal underwriter for Variable Account D. Woodbury Financial Services, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Variable Account D and Fortis Series Fund, Inc.): Variable Account C of Fortis Benefits, Variable Account A of First Fortis Life Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc. and Fortis Income Portfolios, Inc.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Woodbury Financial Services, Inc.:

Name and Principal                 Positions and Offices
 Business Address                   with Underwriter
------------------                 ---------------------

Robert Kerzner**                   Chief Executive Officer and
                                   President

Walter White*                      Senior Vice President of
                                   Operations and Operations
                                   Principal

Carol Houghtby*                    Chief Financial Officer,
                                   Treasurer and Financial
                                   Principal

John Hite*                         Vice President, Secretary and
                                   Chief Legal Officer

Mark Cadalbert*                    Chief Compliance Officer

------------------------
*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
**           200 Hopmeadow Street, Simsbury, CT 06089

(c) None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by Fortis Benefits, Woodbury Financial Services, Inc. and Hartford Administrative Services Company, at 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Item 31.  MANAGEMENT SERVICES

        None.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Fortis Benefits Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Woodbury, and State of Minnesota on this 26th day of October, 2001.

FORTIS BENEFITS INSURANCE COMPANY -
VARIABLE ACCOUNT D
      (Registrant)

By:     /s/ Robert B. Pollock               *By:    /s/ Thomas S. Clark
   --------------------------------             ------------------------------
        President & Director                         Thomas S. Clark
                                                     Attorney-in-Fact
FORTIS BENEFITS INSURANCE COMPANY
      (Depositor)

By:     /s/ Robert B. Pollock
   --------------------------------
        President & Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

J. Kerry Clayton, Chairman of the Board
Arie A. Fakkert, Director
Alan W. Feagin, Director
Robert B. Pollock, President & Director, (Chief      By:  /s/ Thomas S. Clark
     Executive Officer)                                 -----------------------
Michael J. Peninger, Director                                 Thomas S. Clark
Lesley Silvester, Director                                    Attorney-in-Fact

                                                    Date:  October 26, 2001

33-63935

                                  EXHIBIT INDEX

10(a)         Consent of PricewaterhouseCoopers LLP


10(a)(1)      Consent of Ernst & Young LLP


10(b)         Copy of Power of Attorney